Credit Facilities and Lease Obligations - Mandatory Principal Repayments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	$ 193.1
2023
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	42.7
2024
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	30.9
2025
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	25.5
2026
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	21.2
2027
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	15.9
Thereafter
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	$ 56.9